FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unamortized debt issuance costs	$ 8,770	$ 9,531
Total debt, gross	996,930	967,146
Level 2 | Term Loan A and Term Loan B | Carrying value, net of unamortized debt issuance costs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	693,746	694,362
Unamortized debt issuance costs	8,604	9,338
Total debt, gross	702,350	703,700
Level 2 | Term Loan A and Term Loan B | Estimated fair value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	$ 701,472	$ 702,820